UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:  3/31/15_

Item 1. Schedule of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 98.4%
Auto Components 0.2%
[a]Fuyao Glass Industry Group Co. Ltd., A	China	643,488	$1,738,596
Automobiles 7.8%
[a,b]Chongqing Changan Automobile Co. Ltd., A	China	2,698,043	8,830,275
[b]Chongqing Changan Automobile Co. Ltd., B	China	4,712,328	12,867,856
Dongfeng Motor Group Co. Ltd., H	China	17,864,000	28,618,715
Great Wall Motor Co. Ltd., H	China	446,845	3,158,547
Guangzhou Automobile Group Co. Ltd., H	China	2,655,584	2,534,788
Jiangling Motors Corp. Ltd., B	China	4,557,841	21,664,391
			77,674,572
Banks 11.2%
Bank of China Ltd., H	China	30,749,600	17,729,513
BOC Hong Kong (Holdings) Ltd.	Hong Kong	4,488,000	15,948,663
[a]China Construction Bank Corp., A	China	11,297,378	11,134,282
China Construction Bank Corp., H	China	33,132,272	27,479,702
[a]China Merchants Bank Co. Ltd., A	China	2,333,189	5,859,787
[a]Industrial and Commercial Bank of China Ltd., A	China	11,633,618	9,119,991
Industrial and Commercial Bank of China Ltd., H	China	17,811,155	13,118,314
[a]Ping An Bank Co. Ltd., A	China	4,003,580	10,171,205
			110,561,457
Beverages 1.4%
[a]Kweichow Moutai Co. Ltd., A	China	314,663	9,937,554
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,171,875	4,181,030
			14,118,584
Capital Markets 1.3%
[a]Changjiang Securities Co. Ltd., A	China	2,121,000	5,432,935
[a]CITIC Securities Co. Ltd., A	China	1,431,428	7,577,944
			13,010,879
Commercial Services & Supplies 0.0%†
[c]Integrated Waste Solutions Group Holdings Ltd.	Hong Kong	6,152,156	234,099
Communications Equipment 1.2%
[a]Guangzhou Haige Communication Group Inc. Co., A	China	2,547,800	11,511,231
Construction & Engineering 2.0%
[a]China Railway Construction Corp. Ltd., A	China	2,992,000	8,976,724
[a]China State Construction Engineering Corp. Ltd., A	China	8,967,299	11,108,776
			20,085,500
Construction Materials 1.9%
Anhui Conch Cement Co. Ltd., H	China	810,500	3,068,393
Asia Cement China Holdings Corp.	China	9,652,629	5,229,314
China National Building Material Co. Ltd., H	China	10,466,000	10,421,923
			18,719,630
Distributors 1.0%
Dah Chong Hong Holdings Ltd.	China	19,859,520	9,785,475
Diversified Telecommunication Services 0.5%
China Telecom Corp. Ltd., H	China	5,444,000	3,489,991
China Unicom (Hong Kong) Ltd.	China	1,124,752	1,711,940
			5,201,931
Electric Utilities 2.3%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,635,000	22,704,237
Electrical Equipment 3.6%
Dongfang Electric Corp. Ltd., H	China	1,250,000	2,405,629
[a]Jiangsu Linyang Electronics Co. Ltd., A	China	2,022,330	12,232,821
[a]NARI Technology Development Co. Ltd., A	China	457,400	1,534,627

	Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2015 (unaudited) (continued)

[a]TBEA Co. Ltd., A	China	8,235,280	19,155,212
			35,328,289
Electronic Equipment, Instruments & Components 1.3%
[a,b]Guangzhou Hi-Target Navigation Tech Co. Ltd., A	China	1,846,978	5,609,903
Simplo Technology Co. Ltd.	Taiwan	1,203,214	6,063,617
Synnex Technology International Corp.	Taiwan	1,029,000	1,392,721
			13,066,241
Food & Staples Retailing 10.6%
[d]Beijing Jingkelong Co. Ltd., H	China	12,289,429	3,328,901
China Resources Enterprise Ltd.	China	706,100	1,384,394
Dairy Farm International Holdings Ltd.	Hong Kong	10,724,478	100,702,848
			105,416,143
Food Products 1.6%
[c]China Foods Ltd.	China	11,276,000	4,945,199
Uni-President China Holdings Ltd.	China	12,767,000	8,464,510
Uni-President Enterprises Corp.	Taiwan	1,333,492	2,235,785
			15,645,494
Gas Utilities 0.9%
ENN Energy Holdings Ltd.	China	1,486,700	9,099,329
Hotels, Restaurants & Leisure 1.0%
[a]Shenzhen Overseas Chinese Town Holdings Co., A	China	3,969,534	6,178,886
SJM Holdings Ltd.	Hong Kong	1,526,000	1,995,916
[a]Songcheng Performance Development Co. Ltd., A	China	233,011	2,162,667
			10,337,469
Household Durables 2.7%
[a]Gree Electric Appliances Inc., A	China	1,564,088	11,045,370
[a]Qingdao Haier Co. Ltd., A	China	3,641,808	15,173,466
			26,218,836
Independent Power & Renewable Electricity Producers 0.0%†
[a]Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	China	252,420	186,887
Industrial Conglomerates 1.5%
Hopewell Holdings Ltd.	Hong Kong	3,049,500	11,485,802
Shanghai Industrial Holdings Ltd.	China	1,217,000	3,743,939
			15,229,741
Insurance 2.5%
AIA Group Ltd.	Hong Kong	1,526,580	9,599,398
[a]China Life Insurance Co. Ltd., A	China	329,832	1,972,235
[a]Ping An Insurance (Group) Co. of China Ltd., A	China	1,034,425	13,063,172
			24,634,805
Internet Software & Services 2.2%
[c]Baidu Inc., ADR	China	8,730	1,819,332
[a]Everyday Network Co. Ltd., A	China	51,205	1,429,643
[c]Sohu.com Inc.	China	75,300	4,015,749
Tencent Holdings Ltd.	China	776,000	14,743,965
			22,008,689
IT Services 1.0%
Travelsky Technology Ltd., H	China	8,444,559	9,737,878
Leisure Products 0.1%
[a]Guangzhou Pearl River Piano Group Co. Ltd., A	China	442,605	1,346,484
Machinery 1.2%
[a,b]CSR Corp. Ltd., A	China	254,091	695,937
[a]Zhengzhou Yutong Bus Co. Ltd., A	China	2,270,834	10,871,579
			11,567,516
Marine 1.0%
[c]China Shipping Development Co. Ltd., H	China	9,574,000	7,026,766

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2015 (unaudited) (continued)

[c]Sinotrans Shipping Ltd.	China	11,444,500	2,657,169
			9,683,935
Media 2.1%
[a]China South Publishing & Media Group Co. Ltd., A	China	5,216,327	18,847,605
[c]Poly Culture Group Corp. Ltd., H	China	460,700	1,405,397
			20,253,002
Oil, Gas & Consumable Fuels 11.8%
China Petroleum and Chemical Corp., H	China	63,561,000	50,585,460
China Shenhua Energy Co. Ltd., H	China	1,319,000	3,365,278
CNOOC Ltd.	China	20,762,400	29,298,454
PetroChina Co. Ltd., H	China	30,435,500	33,644,268
			116,893,460
Paper & Forest Products 1.3%
Nine Dragons Paper Holdings Ltd.	China	21,037,901	13,161,154
Pharmaceuticals 2.4%
[a]Changzhou Qianhong Biopharma Co. Ltd., A	China	1,149,525	5,918,677
[a]Jiangsu Hengrui Medicine Co. Ltd., A	China	1,087,135	8,087,534
[a]Jiangzhong Pharmaceutical Co. Ltd., A	China	1,469,065	7,104,213
Tong Ren Tang Technologies Co. Ltd., H	China	1,904,300	2,800,206
			23,910,630
Real Estate Management & Development 2.9%
[a]China Vanke Co. Ltd., A	China	8,215,630	18,314,381
CK Hutchison Holdings Ltd.	Hong Kong	427,000	8,751,885
Soho China Ltd.	China	2,581,100	1,754,548
			28,820,814
Road & Rail 0.8%
[a]Daqin Railway Co. Ltd., A	China	4,175,437	7,422,101
Semiconductors & Semiconductor Equipment 7.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15,260,136	71,044,373
Software 1.9%
[a,b]Aisino Co. Ltd., A	China	460,300	3,681,954
[a]ShenZhen TianYuan DIC Information Technology Co. Ltd., A	China	2,176,320	6,308,327
[a]YGSOFT Inc., A	China	1,413,127	9,126,801
			19,117,082
Technology Hardware, Storage & Peripherals 0.3%
Advantech Co. Ltd.	Taiwan	438,438	3,345,838
Textiles, Apparel & Luxury Goods 1.6%
Anta Sports Products Ltd.	China	8,716,600	15,920,628
Transportation Infrastructure 1.0%
COSCO Pacific Ltd.	China	7,620,274	9,986,519
Wireless Telecommunication Services 3.1%
China Mobile Ltd.	China	2,319,000	30,211,476

Total Common Stocks (Cost $487,516,126)			974,941,004
Short Term Investments (Cost $4,273,141) 0.4%
Money Market Funds 0.4%
[c,e]Institutional Fiduciary Trust Money Market Portfolio	United States	4,273,141	4,273,141

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2015 (unaudited) (continued)
Total Investments (Cost $491,789,267) 98.8%	979,214,145
Other Assets, less Liabilities 1.2%	11,440,231
Net Assets 100.0%	$990,654,376

† Rounds to less than 0.1% of net assets.
a The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the aggregate value of these securities was $31,685,925, representing 3.20% of net assets.
c Non-income producing.
d See Note 5 regarding holdings of 5% voting securities.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Templeton Dragon Fund, Inc.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$494,762,361

Unrealized appreciation	$495,346,920
Unrealized depreciation	(10,895,136)
Net unrealized appreciation (depreciation)	$484,451,784

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors (QFII) license. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States. The QFII status is highly regulated by the China Securities Regulatory Commission of the PRC and includes restrictions on investments, minimum investment holding periods and repatriation of profits and principal. At times, the Fund's performance may be negatively impacted due to such restrictions.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended March 31, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Beijing Jingkelong Co. Ltd., H	12,289,429	-	-	12,289,429	$3,328,901	$ - $	-
Total Affiliated Securities (Value is 0.34% of Net Assets)

6. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in certain China A shares through its investment in the China Fund. The China Fund is a Cayman Islands exempt company, is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A shares consistent with the investment objective of the Fund. At March 31, 2015, the China Fund’s investments are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2015, the net assets of the China Fund were $298,215,612, representing 30.1% of the Fund’s consolidated net assets.

The China Fund invests in certain A-shares available only to local Chinese investors and QFII. QFIIs are granted a maximum investment quota by China’s State Administration of Foreign Exchange (SAFE) for investing in the Chinese securities market (QFII Quota).The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund and one other participating Franklin Templeton Investments sponsored investment company. Investment decisions related to A-shares are specific to each participating fund, and each fund bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments:[a]
Automobiles	$55,976,441	$21,698,131	$-	$77,674,572
Electronic Equipment, Instruments & Components	7,456,338	5,609,903	-	13,066,241
Machinery	10,871,579	695,937	-	11,567,516
Softw are	15,435,128	3,681,954	-	19,117,082
All Other Equity Investments[b]	853,515,593	-	-	853,515,593
Short Term Investments	4,273,141	-	-	4,273,141
Total Investments in Securities	$947,528,220	$31,685,925	$-	$979,214,145
[a]Includes common stocks.
[b]For detailed categories, see the accompanying Consolidated Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2015